Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 377,707
Interest in earnings (losses) of associates		(28,801)	R$ (1,231)	R$ (45,066)
Ending balance		R$ 383,851	R$ 377,707
Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		0.10%	0.10%
Companhia de Gas de Sao Paulo – COMGAS [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[1]		99.15%
Compass Gás e Energia [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		628,487,690
Compass Gás e Energia [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		99.01%	100.00%
Cosan Lubes Investments Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		70.00%	70.00%
Cosan Cayman I I Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Global Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Investimentose Participacoes S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Luxembourg S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	100.00%
Cosan Overseas Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Pasadena Empreendimentose Participacoes S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Payly Solucoes de Pagamentos S.A. [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		75.00%	75.00%
Rumo S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		1,559,015,898
Rumo S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.19%	28.47%
Rumo S.A. [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		2.16%	1.71%
Moove Lubricants Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Cinco S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Airport Energy Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Airport Energy Services Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Wessesx Petroleum Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Stanbridge Group Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Lubricants Espana S.L.U. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
TTA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		75.00%	75.00%
Cosan Lubrificantes S.R.L [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		98.00%	98.00%
LubrigrupoII [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Comma Oil & Chemicals Marketing SRL [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Comma Otomotiv Yag Ve Kimyasallari [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Pazarlama Limited Sirketi [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Comma Oil & Chemicals Marketing B.V. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Commercial Lubricants Moove Corp [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Lubrificantese Especialidades S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan U.S Inc [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Ilha Terminal Distribuicao de Produtos Quimicos [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Zip Lube S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Paraguay S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Rumo Malha Oeste S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Paulista S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Sul S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Norte SA [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		1,189,412,363
Rumo Malha Norte SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.40%	28.40%
Rumo Malha Central S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Elevacoes Portuarias S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Logispot Armazens Gerais S A [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		2,040,816
Logispot Armazens Gerais S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		14.52%	14.52%
Rumo Luxembourg Sarl [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Intermodal SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Boswells S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
A L L Argentina S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Paranagua S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
A L L Armazens Gerais Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Portofer Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
A L L Mesopotamica S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		20.09%	20.09%
A L L Central S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		20.94%	20.94%
Servicios De Inversion Logistica Integrales SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Brado Logisticae Participacoes S A [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		12,962,963
Brado Logisticae Participacoes S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		17.71%	17.71%
Brado Logistica S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		17.71%	17.71%
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 377,707	R$ 378,519
Interest in earnings (losses) of associates		28,801	1,231
Sales or purchase of interests			5,655
Other comprehensive (losses) D		240	33
Dividends		(17,452)	(18,887)
Increase/ reduction of f capital and li		1,142	31,113
Other		(6,587)	(19,957)
Ending balance		R$ 383,851	R$ 377,707	378,519
Associates [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		73.48%	73.49%
Associates [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		66.74%	64.59%
Associates [member] | Cosan Limited Partners Brasil Consultoria Ltda [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		60.00%	60.00%
Associates [member] | Sinlog Tecnologia em Logstica SA [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		64.52%	47.62%
Associates [member] | Radar II Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		81,440,222
Shares held by Cosan		24,920,708
Cosan ownership interest		51.00%
Economic benefits %		3.00%
Beginning balance		R$ 31,975	R$ 32,236
Interest in earnings (losses) of associates		1,747	1,528
Sales or purchase of interests
Other comprehensive (losses) D		45	27
Dividends		(563)	(1,816)
Increase/ reduction of f capital and li
Other
Ending balance		R$ 33,205	31,975	32,236
Associates [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		1,735,703
Shares held by Cosan		531,125
Cosan ownership interest		51.00%
Economic benefits %		2.51%
Beginning balance		R$ 59,860	59,584
Interest in earnings (losses) of associates		3,512	1,475
Sales or purchase of interests
Other comprehensive (losses) D		232	142
Dividends		(1,233)	(1,341)
Increase/ reduction of f capital and li
Other
Ending balance		R$ 62,372	59,860	59,584
Associates [member] | Tellus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		120,920,492
Shares held by Cosan		61,359,624
Cosan ownership interest		50.74%
Economic benefits %		5.00%
Beginning balance		R$ 102,342	101,109
Interest in earnings (losses) of associates		6,883	4,667
Sales or purchase of interests
Other comprehensive (losses) D
Dividends		(3,560)	(3,434)
Increase/ reduction of f capital and li
Other
Ending balance		R$ 105,665	102,342	101,109
Associates [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		136,928,272
Shares held by Cosan		69,361,678
Cosan ownership interest		50.77%
Economic benefits %		5.00%
Beginning balance		R$ 126,087	93,821
Interest in earnings (losses) of associates		7,591	5,213
Sales or purchase of interests
Other comprehensive (losses) D
Dividends		(3,909)	(4,060)
Increase/ reduction of f capital and li		1,132	31,113
Other
Ending balance		130,901	126,087	93,821
Associates [member] | Novvi Limited Liability Company [member]
Disclosure of associates and joint ventures [line items]
Beginning balance			13,449
Interest in earnings (losses) of associates			168
Sales or purchase of interests
Other comprehensive (losses) D			(136)
Dividends
Increase/ reduction of f capital and li
Other			(13,481)
Ending balance				13,449
Associates [member] | Usina Santa Luiza SA [member]
Disclosure of associates and joint ventures [line items]
Beginning balance			29,209
Interest in earnings (losses) of associates			(29,209)
Sales or purchase of interests
Other comprehensive (losses) D
Dividends
Increase/ reduction of f capital and li
Other
Ending balance				29,209
Associates [member] | Other investments [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		57,443	49,111
Interest in earnings (losses) of associates		9,068	17,389
Sales or purchase of interests			5,655
Other comprehensive (losses) D		(37)
Dividends		(8,187)	(8,236)
Increase/ reduction of f capital and li		10
Other		(6,587)	(6,476)
Ending balance		R$ 51,708	R$ 57,443	R$ 49,111

[1]	On January 14, 2020,CosanS.A. contributed the totality ofComgásshares held by the Company to the share capital of subsidiary CompassGáseEnergia(See Note 2).
[2]	Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiaries. The subsidiaries have the financial support of the Company.